Expense Example - Investor A, Institutional - iShares Russell Small/Mid-Cap Index Fund	Nov. 27, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	548
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	109
Expense Example, with Redemption, 10 Years	$ 259